Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	CAD ($)	USD ($)	Common Shares [Member] CAD ($)	Retained Earnings [Member] CAD ($)	Accumulated Other Comprehensive Loss [Member] CAD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Hydro One [Member] CAD ($)	Hydro One [Member] USD ($)	Non-controlling Interest (Note 25) [Member] CAD ($)
Beginning balance at Dec. 31, 2016	$ 9,919		$ 5,391	$ 4,487	$ (9)		$ 9,869		$ 50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	715			711			711		4
Other comprehensive income	0	$ 0				$ 0		$ 0
Distributions to noncontrolling interest	(4)								(4)
Dividends on common shares	(15)			(15)			(15)
Return of stated capital (Note 21)	(535)		(535)				(535)
Ending balance at Dec. 31, 2017	10,080		4,856	5,183	(9)		10,030		50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(27)			(31)			(31)		4
Other comprehensive income	2				2		2
Distributions to noncontrolling interest	(5)								(5)
Dividends on preferred shares	(9)			(9)			(9)
Dividends on common shares	(6)			(6)			(6)
Return of stated capital (Note 21)	(544)		(544)				(544)
Ending balance at Dec. 31, 2018	$ 9,491		$ 4,312	$ 5,137	$ (7)		$ 9,442		$ 49